Exhibit 99.3

Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
3158528301	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)- The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition of the following fees was not accepted: Transfer Taxes. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
3158528298	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Loan Amount- Lender exception prior to consummation for the loan amount does not meet minimum allowable under the guidelines. Loan amount is within the conforming loan limits but this is approved under non-agency guidelines. Determined non-material based on compensating factors. (Open) Program Parameters - Loan Purpose- Lender exception prior to consummation for the subject loan does not meet Program Parameters for Loan Purpose. Loan is a cash-out and does not meet the minimum 6 months of seasoning to qualify. Determined non-material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXXX.	Compensating factors: qualifying FICO of XXXX, reserves of $XXXX, and residual income of $XXXX. Compensating factors: qualifying FICO of XXXX, reserves of $XXXX, and residual income of $XXXX.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
3158528308	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3158528302	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - CD/Lender Credits that Cannot Decrease (No Valid COC)- The loan failed the Lender Credits that Cannot Decrease Test. The lender credits decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD, copy of the refund and proof of delivery. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
3158528392	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)- The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase of the following fees was not accepted: Loan Discount Fee (Points). A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Credit Report - Minimum Trade Lines- Lender exception prior to consummation for the borrower does not meet the minimum trade line requirements to meet Investor guidelines. Borrower does not meet option 1 or 2 for credit requirements since they only have 2 active tradelines and previous late history. Determined non-material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	Compensating factors: residual income of $XXXX, reserves of $XXXX, and qualifying FICO of XXXX.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
3158528385	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Other/Missing- The loan file is missing the XXXX XXXX and XXXX XXXX. Response 1 (XX/XX/XXXX XXXXPM) Still missing XXXX XXXX. (Upheld) Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) (Open) Program Parameters - DTI- The loan file contains a lender exception completed prior to consummation. The subject loan DTI of over XXX% exceeds investor guidelines of 43% for DTI. Compensating factors deem this as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal to support the value.	Compensating factors: Strong self-employment history XXXX years- Good disposable income >$XXXX per month- additional Co-Borrower income not considered works for family.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
3158528290	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3158528295	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)- The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Appraisal fee on the revised LE issued on XX/XX/XXXX. A cost to cure in the amount of $XXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD, copy of the refund and proof of delivery. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Loan Amount-

Lender exception prior to consummation for loan amount 0f $XXXX below the minimum allowed loan amount. Deemed non-material based on compensating factors.

(Open) Condo - Other-

Lender exception prior to consummation for Project Approval for Condo was declined. Deemed non-material based on compensating factors.

(Clear) Liabilities - Missing Debts/ DTI Exceeds Tolerance-

A lender exception was provided to allow the DTI up to XXXX%. Audit DTI was higher than the origination DTI due to file documented HOA dues on the borrower's retained departure residence in the amount of $XXXX monthly which was not included in the net rent loss on this property at origination. With this included the net loss was higher than used at origination resulting in a DTI of XXXX%.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.	Compensating factors: LTV below XXXX%, XXXX months excellent mortgage history, Fico score of XXXX, post-closing reserves of XXXX months PITIA including the retirement accounts. Compensating factors: Condo project was declined; however, counter offered to a non-agency product type. LTV below XXXX%, XXXX months excellent mortgage history, Fico score of XXXX, post-closing reserves of XXXX months PITIA including the retirement accounts.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
3158528289	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other- Lender's Exception - VOR does not reflect the Landlord's contact information as required per Lender's guides. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA was received dated XX/XX/XXXX, which supports the appraised value.	Compensating factors - $XXXX residual income per month, XXXX months reserves, XXXX mid score	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
3158527852	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3158527874	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VOE/Missing-

A VVOE for the borrower is missing from the loan file.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Cash to Close-

A printout from XXXX acct #XXXX was provided for assets which includes vested and unvested RSU’s. However, the statement does not reflect a break-out of the RSU’s. The lender required the most recent two months statements to determine available funds for closing. Additional conditions may apply.

Response 2 (XX/XX/XXXX XXXXPM)
The number of vested shares on the RSU schedule does not document the current cash value of the XXXX account. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
Upon Senior Management review, documents provided show a lengthy history of borrower receiving RSU income/assets and reflects an upward trend year over year increasing the cash value year over year and supporting assets required. (Resolved)

Response 1 (1XX/XX/XXXX XXXXAM)
RSU documentation provided does not document current vested assets in the XXXX account. (Upheld)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
3158528273	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable-

Non- Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

							(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
3158527845	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3158527873	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3158528284	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Income - Miscalculated/DTI within Tolerance- The loan file contains a Lender Exception for approval to calculate the co-borrower's income using XXXX W2 income from prior employer instead of new 1099 employment as qualifying documentation. Deemed non-material due to compensating factors (upheld). (Open) Income - Employment History- The loan file contains a Lender Exception approving borrower's self-employment less than 2 years due to recent self-employment in same line of work with prior employments. Deemed non-material due to compensating factors (upheld).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	Compensating factors - XXXXmonths of reserves, $XXXX, residual income, XXXX FICO. Compensating factors - XXXX months of reserves, $XXXX residual income, XXXX FICO.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
3158527855	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file des not support the CU score of 2.5 or under to support the origination appraised value. CU score is XXX. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
3158527841	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM provided and supports original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3158527862	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3158528276	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3158527914	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FHLMC UCDP dated XX/XX/XXXX with a score of XXX. In addition, the loan file contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3158527865	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A